Provision for Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Lawsuit amount	R$ 44,776	R$ 44,786
Charge back claims [member]
Disclosure of other provisions [line items]
Current, provisions	2,205	2,471
Issues related bank slip product [member]
Disclosure of other provisions [line items]
Current, provisions	446	3
Credit card receivables [member]
Disclosure of other provisions [line items]
Current, provisions	R$ 555	R$ 4,687